John Hancock
Regional
Bank
Fund

SEMI
ANNUAL
REPORT

4.30.03

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www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25


Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation with
moderate income
as a secondary
objective by invest-
ing primarily in
stocks of regional
banks and lending
companies.

Over the last six months

* The stock market advanced amid volatility caused by economic and war concerns.

* Financial stocks performed in line with the market, but bank stocks lagged for the first time in several years.

* Banks with strong mortgage banking and fixed-income businesses had the best gains.

[Bar chart with heading "John Hancock Regional Bank Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.02% total return for Class A. The second bar represents the 1.65% total return for Class B. The third bar represents the 1.62% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 3.1%   Wachovia Corp.
 3.1%   Washington Mutual, Inc.
 3.0%   First Tennessee National Corp.
 3.0%   Wells Fargo & Co.
 2.9%   Charter One Financial, Inc.
 2.8%   SouthTrust Corp.
 2.8%   Compass Bancshares, Inc.
 2.8%   U.S. Bancorp
 2.6%   National City Corp.
 2.5%   North Fork Bancorp., Inc.

As a percentage of net assets on April 30, 2003.



BY JAMES K. SCHMIDT, CFA, LISA A. WELCH AND THOMAS C. GOGGINS,
PORTFOLIO MANAGERS

John Hancock
Regional Bank Fund

MANAGERS'
REPORT

Stocks advanced over the last six months, but the period was volatile, fueled by concerns about the weak economy, its impact on corporate earnings and the war in Iraq. When the period began last November, stocks were rebounding from a summer sell-off. The market stalled shortly into the new year as war fears grew leading up to the March invasion. April saw another rally as the war wound down and corporate earnings were better than expected. For the six months ended April 30, 2003, the broad market, as measured by the Standard & Poor's 500 Index, returned 4.47%.

"Financial stocks
 performed in line with
 the market..."

Financial stocks performed in line with the market, with the more market-sensitive, higher-risk companies -- such as brokerage firms -- producing the best results, moving up off a low base. By contrast, regional banks, after running up strongly for the last two years and leading the financial pack, did less well this period. Investors began to question their ability to maintain the same level of earnings growth in an environment of historically low interest rates and stagnant economic growth.

FUND PERFORMANCE EXPLAINED

For the six months ended April 30, 2003, John Hancock Regional Bank Fund's Class A, Class B and Class C shares posted total returns of 2.02%, 1.65% and 1.62%, respectively, at net asset value. By comparison, the average financial services fund returned 4.95%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Just as our heavy focus on regional banks served the Fund well during the last two years of outstanding returns, it held back our relative performance in this period, as regional banks -- particularly mid-cap thrifts and thrift-like banks -- underperformed during the period's market rallies.

[Photos of Jim Schmidt, Lisa Welch and Tom Goggins flush right next to first paragraph.]

MORTGAGE BANKING AND BOND TRADING RULE

On an absolute basis, the best performers were banks that had a strong emphasis on mortgage banking and fixed-income activities, such as bond trading, which flourished as investors shunned equities and bought bonds. Mortgage banking remained strong as continually low interest rates prompted individuals and corporations to refinance their homes and balance sheets. Low rates also caused companies needing to raise capital to turn to the bond market rather than the still-weak equity IPO market, generating record bond issuance.

"...the best performers
 were banks that had a
 strong emphasis on
 mortgage banking and
 fixed-income activities..."

Among the Fund's top performers were First Tennessee National, National City Corp. and Washington Mutual, all of which have hefty mortgage banking businesses. Banks that were relatively cheap on a price-to-earnings basis also did well in the period, when concerns grew about bank fundamentals. J.P. Morgan Chase and Zions Bancorp fit this category. They both had depressed stock prices from problems last year and then produced better-than-expected results in the first quarter.

EARNINGS WORRIES HIT MID CAPS

The Fund's biggest detractors were those that had earnings shortfalls in the first quarter. That prompted investor concerns that revenue growth would be more difficult for banks, especially those in the mid-cap range. The fear was that the prolonged low interest-rate environment was beginning to cause margin pressures, at the same time commercial loan growth was not yet showing signs of picking up. This uncertainty hurt the stocks of Fund holdings North Fork, National Commerce and TCF Financial Corporation. State Street also pre-announced lower-than-expected earnings, and that also hurt similar, more market-sensitive names, such as Mellon Financial.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Regional banks 49%, the second is Superregional banks 30%, the third Thrifts 7%, the fourth Insurance 6%, and the fifth Diversified financial 3%.]

Fifth Third Bancorp, which had been a longstanding top performer, had issues with regulators surrounding its operational infrastructure. We are maintaining our position because we believe Fifth Third has a strong balance sheet and the ability to produce double-digit earnings growth. All of these banks, along with Fund holdings Wells Fargo and Bank One, also suffered from multiple compression, which brought their high price-to-earnings multiples down from trading at a premium to more in line with the group.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-03." The chart is divided into two sections (from top to left): Common stocks 98%, and Short-term investments 2%.]

RETURN TO CONSOLIDATION?

During the period, BB&T's stock tumbled after it announced its intent to buy First Virginia in a deal the market considered too rich. But in our view, the move could signal a pickup in bank consolidations -- either as a means for an acquiring bank to address the challenge of where to find revenue growth, or for a seller to cash in at a higher price now, in case revenue and earnings growth slow later.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is First Tennessee National followed by an up arrow with the phrase "Mortgage boom lifts stock." The second listing is Zions Bancorp followed by an up arrow with the phrase "Fundamentals improved." The third listing is Fifth Third Bancorp followed by a down arrow with the phrase "Market punishes stock over regulatory issues."]

NON-BANK FINANCIALS HELP

Our stake in non-bank financials served us well for the most part in a period where diversification helped. Investment bankers Lehman Brothers and Legg Mason did well because of their fixed-income business, and mortgage banker Fannie Mae benefited from the continuing refinancing trend. Non-life insurers such as MBIA rose on the strength of favorable pricing trends.

OUTLOOK

We anticipate that bank earnings growth for 2003 over 2002 will be in the high single digits on average. But whereas in the last two years the mid-cap regional banks and thrifts have mostly done well, we anticipate far more variation in results going forward, as some managements better navigate their companies through a potential slow-growth period ahead. That makes individual stock picking and fundamental analysis more critical than ever, and we will continue to apply our experience toward finding and holding onto those banks.

"...we anticipate far more
 variation in results
 going forward..."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2003

Two indexes are used
for comparison. The
Standard & Poor's 500
Index, Index 1, is an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Standard &
Poor's Financial Index,
Index 2, an unman
aged index designed to
measure the financial
sector of the S&P 500.

It is not possible to
invest in an index.

                               Class A      Class B      Class C      Index 1
Inception date                  1-3-92      10-4-85       3-1-99           --

Average annual returns with maximum sales charge (POP)
One year                       -13.44%      -13.79%      -11.31%      -13.30%
Five years                      -1.10%       -1.03%          --        -2.42%
Ten years                       12.80%       12.61%          --         9.66%
Since inception                    --           --         1.03%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -3.08%       -3.13%       -0.34%        4.47%
One year                       -13.44%      -13.79%      -11.31%      -13.30%
Five years                      -5.40%       -5.03%          --       -11.54%
Ten years                      233.58%      227.91%          --       151.49%
Since inception                    --           --         4.37%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 2 and is equal to $37,396 as of April 30, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund, before sales charge, and is equal to $35,114 as of April 30, 2003. The third line represents the same value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund, after sales charge, and is equal to $33,358 as of April 30, 2003. The fourth line represents Index 1 and is equal to $25,149 as of April 30, 2003.

                                    Class B 1    Class C 1
Period beginning                    4-30-93       3-1-99
Without sales charge                $32,791      $10,542
With maximum sales charge                --      $10,437
Index 1                             $25,149       $7,844
Index 2                             $37,396      $10,469

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2003
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES     ISSUER                                                                                               VALUE
COMMON STOCKS 98.29%                                                                                   $2,252,916,820
(Cost $1,039,732,148)

Banks -- United States -- Regional 48.68%                                                               1,115,870,591
1,241,910  AmSouth Bancorp. (AL)                                                                           26,142,206
2,307,173  Banknorth Group, Inc. (ME)                                                                      55,095,291
1,356,432  BB&T Corp. (NC)                                                                                 44,219,683
  168,900  Bryn Mawr Bank Corp. (PA)                                                                        6,038,175
2,288,937  Charter One Financial, Inc. (OH)                                                                66,493,620
  945,486  Chittenden Corp. (VT)                                                                           25,575,396
  538,800  City National Corp. (CA)                                                                        22,182,396
  750,100  Colonial BancGroup, Inc. (AL)                                                                    9,548,773
1,349,286  Commerce Bancshares, Inc. (MO)                                                                  51,070,475
  230,065  Commercial Bankshares, Inc. (FL)                                                                 7,760,092
  696,950  Community First Bankshares, Inc. (ND)                                                           18,762,591
1,920,125  Compass Bancshares, Inc. (AL)                                                                   64,746,615
1,334,850  Cullen/Frost Bankers., Inc. (TX)                                                                43,769,731
  276,436  F.N.B. Corp. (PA)                                                                                8,409,183
  173,743  First Republic Bank* (CA)                                                                        4,360,949
1,577,800  First Tennessee National Corp. (TN)                                                             69,107,640
  989,728  Fulton Financial Corp. (PA)                                                                     19,735,176
  272,047  Hancock Holding Co. (MS)                                                                        12,310,127
  439,800  Hibernia Corp. (Class A) (LA)                                                                    7,969,176
  398,759  Hudson United Bancorp. (NJ)                                                                     13,294,625
  735,000  Independent Bank Corp. (MA)                                                                     14,905,800
  570,153  M&T Bank Corp. (NY)                                                                             48,160,824
1,319,689  Marshall & Ilsley Corp. (WI)                                                                    38,825,250
  918,050  Mercantile Bankshares Corp. (MD)                                                                35,198,037
2,343,201  National Commerce Financial Corp. (TN)                                                          47,660,708
1,795,227  North Fork Bancorp., Inc. (NY)                                                                  58,093,546
  184,389  Provident Bankshares Corp. (MD)                                                                  4,683,481
  175,000  Regions Financial Corp. (AL)                                                                     5,899,250
  498,900  Seacoast Banking Corp. of Florida (FL)                                                           9,219,672
2,419,300  SouthTrust Corp. (AL)                                                                           64,984,817
  434,145  Sterling Bancshares, Inc. (TX)                                                                   5,168,930
  554,693  Susquehanna Bancshares, Inc. (PA)                                                               12,619,266
1,281,442  TCF Financial Corp. (MN)                                                                        50,745,103
  581,417  Texas Regional Bancshares, Inc. (Class A) (TX)                                                  21,105,437
  327,575  TriCo Bancshares (CA)                                                                            8,035,415
  179,500  Trustmark Corp. (MS)                                                                             4,411,931
  498,100  Union Planters Corp. (TN)                                                                       14,215,774
  319,800  UnionBanCal Corp. (CA)                                                                          12,919,920
  453,075  Westamerica Bancorp. (CA)                                                                       19,527,533
  411,820  Whitney Holding Corp. (LA)                                                                      13,911,280
  994,250  Zions Bancorp. (UT)                                                                             48,986,697

Banks -- United States -- Superregional 30.07%                                                            689,278,488
  481,382  Bank of America Corp. (NC)                                                                      35,646,337
1,602,898  Bank of New York Co., Inc. (The) (NY)                                                           42,396,652
1,315,441  Bank One Corp. (OH)                                                                             47,421,648
  376,697  Comerica, Inc. (MI)                                                                             16,390,086
1,167,302  Fifth Third Bancorp (OH)                                                                        57,536,316
1,553,220  FleetBoston Financial Corp. (MA)                                                                41,191,394
  783,934  KeyCorp (OH)                                                                                    18,900,649
1,829,054  Mellon Financial Corp. (PA)                                                                     48,378,478
1,977,828  National City Corp. (OH)                                                                        59,255,727
  167,500  Northern Trust Corp. (IL)                                                                        5,879,250
  729,900  PNC Financial Services Group (PA)                                                               32,042,610
1,130,000  State Street Corp. (MA)                                                                         39,583,900
  745,515  SunTrust Banks, Inc. (GA)                                                                       42,658,368
2,897,987  U.S. Bancorp (MN)                                                                               64,190,412
1,835,288  Wachovia Corp. (NC)                                                                             70,126,354
1,402,410  Wells Fargo & Co. (CA)                                                                          67,680,307

Broker Services 0.73%                                                                                      16,687,050
  265,000  Lehman Brothers Holdings, Inc. (NY)                                                             16,687,050

Diversified Financial 3.39%                                                                                77,613,607
1,145,290  Citigroup, Inc. (NY)                                                                            44,952,633
1,112,810  J.P. Morgan Chase & Co. (MA)                                                                    32,660,974

Finance 0.83%                                                                                              19,026,979
  757,780  CIT Group, Inc. (NY)                                                                            15,435,979
  190,000  MBNA Corp. (DE)                                                                                  3,591,000

Insurance 5.57%                                                                                           127,719,805
  409,500  Allstate Corp. (The) (IL)                                                                       15,475,005
  368,787  American International Group, Inc. (NY)                                                         21,371,207
  200,000  Marsh & McLennan Cos., Inc. (NY)                                                                 9,536,000
  375,000  MBIA, Inc. (NY)                                                                                 16,762,500
  417,000  MetLife, Inc. (NY)                                                                              11,980,410
  246,500  Protective Life Corp. (AL)                                                                       7,081,945
  392,500  Prudential Financial, Inc.* (NJ)                                                                12,548,225
  625,000  Torchmark Corp. (AL)                                                                            24,218,750
  538,864  Travelers Property Casualty Corp. (Class A) (CT)                                                 8,745,763

Investment Management 0.39%                                                                                 8,847,100
  142,000  Eaton Vance Corp. (MA)                                                                           4,231,600
   85,000  Legg Mason, Inc. (MD)                                                                            4,615,500

Mortgage Banking 1.74%                                                                                     39,850,695
  550,500  Fannie Mae (DC)                                                                                 39,850,695

Thrifts 6.89%                                                                                             158,022,505
  773,700  Astoria Financial Corp. (NY)                                                                    19,357,974
   50,300  BostonFed Bancorp., Inc. (MA)                                                                    1,320,375
  771,500  GreenPoint Financial Corp. (NY)                                                                 36,846,840
  301,743  MAF Bancorp., Inc. (IL)                                                                         10,186,844
  930,660  Washington Federal, Inc. (WA)                                                                   20,288,388
1,772,711  Washington Mutual, Inc. (WA)                                                                    70,022,084

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 1.32%                                                                              $30,284,000
(Cost $30,284,000)

Joint Repurchase Agreement 1.32%
Investment in a joint repurchase agreement transaction with
State Street Bank & Trust Co. -- Dated 04-30-03, due 05-01-03
(Secured by U.S. Treasury Inflation Indexed Bond 3.875%
due 04-15-29, U.S. Treasury Inflation Indexed Notes 3.375%
due 01-15-07 and 3.000% due 07-15-12)                                          1.28%          $30,284      30,284,000

TOTAL INVESTMENTS 99.61%                                                                               $2,283,200,820

OTHER ASSETS AND LIABILITIES, NET 0.39%                                                                    $8,916,335

TOTAL NET ASSETS 100.00%                                                                               $2,292,117,155


* Non-income-producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value
  Unaffiliated issuers (cost $1,058,325,220)                   $2,251,179,138
  Affiliated issuers (cost $11,690,928)                            32,021,682
Cash                                                                      852
Receivable for investments sold                                     9,666,061
Receivable for shares sold                                            493,632
Dividends and interest receivable                                   4,496,783
Other assets                                                          242,264

Total assets                                                    2,298,100,412

LIABILITIES
Payable for shares repurchased                                      3,339,196
Payable to affiliates                                               2,304,283
Other payables and accrued expenses                                   339,778

Total liabilities                                                   5,983,257

NET ASSETS
Capital paid-in                                                   961,802,771
Accumulated net realized gain on investments                      115,453,318
Net unrealized appreciation of investments                      1,213,184,672
Accumulated net investment income                                   1,676,394

Net assets                                                     $2,292,117,155

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($908,679,331 [DIV] 25,160,111 shares)                         $36.12
Class B ($1,347,051,802 [DIV] 37,573,199 shares)                       $35.85
Class C ($36,386,022 [DIV] 1,014,813 shares)                           $35.85

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($36.12 [DIV] 95%)                                           $38.02
Class C ($35.85 [DIV] 99%)                                             $36.21

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2003
(unaudited)1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (including $423,309 received from affiliated issuers
  and net of foreign withholding taxes of $67)                    $32,765,291
Interest                                                              205,531

Total investment income                                            32,970,822

EXPENSES
Investment management fee                                           8,730,570
Class A distribution and service fee                                1,320,463
Class B distribution and service fee                                6,889,663
Class C distribution and service fee                                  184,256
Transfer agent fee                                                  3,157,378
Accounting and legal services fee                                     484,151
Custodian fee                                                         162,664
Trustees' fee                                                          73,279
Miscellaneous                                                          65,093
Printing                                                               58,732
Registration and filing fee                                            38,024
Auditing fee                                                           18,344
Legal fee                                                              14,538
Interest expense                                                        1,661

Total expenses                                                     21,198,816

Net investment income                                              11,772,006

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments (including $3,204,306
  gain on sales of investments in affiliated issuers)             116,164,557
Change in net unrealized appreciation (depreciation)
  of investments                                                  (92,402,939)

Net realized and unrealized gain                                   23,761,618

Increase in net assets from operations                            $35,533,624

1 Semiannual period from 11-1-02 through 4-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                       YEAR          PERIOD
                                                      ENDED           ENDED
                                                   10-31-02         4-30-03 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                           $19,026,411     $11,772,006

Net realized gain                               164,059,205     116,164,557
Change in net unrealized
  appreciation (depreciation)                    16,815,330     (92,402,939)

Increase in net assets
  resulting from operations                     199,900,946      35,533,624

Distributions to shareholders
From net investment income
Class A                                         (10,207,827)     (6,666,933)
Class B                                          (8,266,089)     (5,609,422)
Class C                                            (175,673)       (157,189)
From net realized gain
Class A                                         (95,853,190)    (51,694,181)
Class B                                        (223,446,572)    (83,058,699)
Class C                                          (4,575,691)     (2,136,352)
                                               (342,525,042)   (149,322,776)
From Fund share transactions                   (132,695,857)    (53,627,718)

NET ASSETS
Beginning of period                           2,734,853,978   2,459,534,025

End of period 2                              $2,459,534,025  $2,292,117,155

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Includes accumulated net investment income of $2,337,932 and $1,676,394, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $48.73      $50.34      $51.21      $41.44      $40.09      $37.81
Net investment income 2                                   0.66        0.68        0.78        0.60        0.45        0.26
Net realized and unrealized
  gain (loss) on investments                              1.99        2.36       (5.49)       2.04        2.55        0.44
Total from
  investment operations                                   2.65        3.04       (4.71)       2.64        3.00        0.70
Less distributions
From net investment income                               (0.65)      (0.70)      (0.81)      (0.60)      (0.46)      (0.27)
From net realized gain                                   (0.39)      (1.47)      (4.25)      (3.39)      (4.82)      (2.12)
                                                         (1.04)      (2.17)      (5.06)      (3.99)      (5.28)      (2.39)
Net asset value,
  end of period                                         $50.34      $51.21      $41.44      $40.09      $37.81      $36.12
Total return 3 (%)                                        5.33        6.24       (8.62)       6.90        7.50        2.02 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $1,500      $1,206        $788        $797        $930        $909
Ratio of expenses
  to average net assets (%)                               1.24        1.27        1.37        1.28        1.35        1.42 5
Ratio of net investment income
  to average net assets (%)                               1.23        1.33        2.01        1.42        1.14        1.46 5
Portfolio turnover (%)                                       5           4           5          23           7           1

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $48.48      $50.08      $50.94      $41.20      $39.84      $37.55
Net investment income 2                                   0.30        0.35        0.50        0.31        0.19        0.13
Net realized and unrealized
  gain (loss) on investments                              1.97        2.36       (5.46)       2.02        2.52        0.43
Total from
  investment operations                                   2.27        2.71       (4.96)       2.33        2.71        0.56
Less distributions
From net investment income                               (0.28)      (0.38)      (0.53)      (0.30)      (0.18)      (0.14)
From net realized gain                                   (0.39)      (1.47)      (4.25)      (3.39)      (4.82)      (2.12)
                                                         (0.67)      (1.85)      (4.78)      (3.69)      (5.00)      (2.26)
Net asset value,
  end of period                                         $50.08      $50.94      $41.20      $39.84      $37.55      $35.85
Total return 3 (%)                                        4.62        5.55       (9.26)       6.15        6.77        1.65 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $4,507      $3,639      $2,172      $1,900      $1,491      $1,347
Ratio of expenses
  to average net assets (%)                               1.92        1.92        2.07        1.98        2.03        2.12 5
Ratio of net investment income
  to average net assets (%)                               0.56        0.68        1.31        0.73        0.46        0.75 5
Portfolio turnover (%)                                       5           4           5          23           7           1

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 6  10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $50.77      $50.94      $41.20      $39.84      $37.56
Net investment income 2                                   0.22        0.32        0.30        0.17        0.13
Net realized and unrealized
  gain (loss) on investments                              0.21       (5.28)       2.03        2.54        0.42
Total from
  investment operations                                   0.43       (4.96)       2.33        2.71        0.55
Less distributions
From net investment income                               (0.26)      (0.53)      (0.30)      (0.17)      (0.14)
From net realized gain                                      --       (4.25)      (3.39)      (4.82)      (2.12)
                                                         (0.26)      (4.78)      (3.69)      (4.99)      (2.26)
Net asset value,
  end of period                                         $50.94      $41.20      $39.84      $37.56      $35.85
Total return 3 (%)                                        0.87 4     (9.26)       6.15        6.78        1.62 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $7         $34         $39         $38         $36
Ratio of expenses
  to average net assets (%)                               1.97 5      2.07        1.98        2.05        2.12 5
Ratio of net investment income
  to average net assets (%)                               0.65 5      1.30        0.71        0.44        0.74 5
Portfolio turnover (%)                                       4           5          23           7           1

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

6 Class C shares began operations on 3-1-99.


See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Regional Bank Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services, or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $250,637 with regard to sales of Class A shares. Of this amount, $35,717 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $183,198 was paid as sales commissions to unrelated broker-dealers and $31,722 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $52,308 with regard to sales of Class C shares. Of this amount, $52,016 was paid as sales commissions to unrelated broker-dealers and $292 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $727,994 for Class B shares and $4,098 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.04% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                 YEAR ENDED 10-31-02         PERIOD ENDED 4-30-03 1
                              SHARES          AMOUNT       SHARES          AMOUNT
CLASS A SHARES
Sold                       7,818,662    $310,266,525    1,663,291     $58,486,178
Distributions reinvested   2,334,747      88,745,605    1,503,434      53,121,320
Repurchased               (5,422,394)   (214,773,659)  (2,606,554)    (91,644,948)
Net increase               4,731,015    $184,238,471      560,171     $19,962,550

CLASS B SHARES
Sold                       3,709,326    $146,341,721      768,799     $27,323,756
Distributions reinvested   4,347,119     164,054,232    2,302,760      80,937,776
Repurchased              (16,025,659)   (629,561,647)  (5,205,021)   (181,527,392)
Net decrease              (7,969,214)  ($319,165,694)  (2,133,462)   ($73,265,860)

CLASS C SHARES
Sold                         382,804     $15,425,524      302,794     $10,445,252
Distributions reinvested      97,477       3,678,268       61,238       2,151,919
Repurchased                 (428,918)    (16,872,426)    (370,171)    (12,921,579)
Net increase (decrease)       51,363      $2,231,366       (6,139)      ($324,408)

NET DECREASE              (3,186,836)  ($132,695,857)  (1,579,430)   ($53,627,718)

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $19,227,545 and $207,966,061, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $1,070,726,407. Gross unrealized appreciation and depreciation of investments aggregated $1,228,690,881 and $16,216,468, respectively, resulting in net unrealized appreciation of $1,212,474,413. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the period ended April 30, 2003, is set forth below.

                        BEGINNING      ENDING
                            SHARE       SHARE    REALIZED   DIVIDEND        ENDING
AFFILIATE                  AMOUNT      AMOUNT        GAIN     INCOME         VALUE
Boston Fed Bancorp.,
Inc. (MA) 1
bought: none,
sold: 191,400 shares
at $5,185,331             241,700      50,300  $3,024,306    $21,104    $1,320,375

Commercial Bankshares,
Inc. (FL) 2
bought: none,
sold: none                184,052     230,065          --     87,425     7,760,092

Independent Bank Corp.
(MA)
bought: none,
sold: none                735,000     735,000          --    183,750    14,905,800

TriCo Bancshares (CA) 1
bought: none,
sold: none                327,575     327,575          --    131,030     8,035,415

Totals                                         $3,024,306   $423,309   $32,021,682

1 No longer an affiliated issuer.
2 Reflects 5-for-4 stock split, record date 12-10-02.




OUR FAMILY
OF FUNDS

-------------------------------------------------------
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-------------------------------------------------------
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-------------------------------------------------------
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-------------------------------------------------------
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-------------------------------------------------------
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-------------------------------------------------------
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FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713



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This report is for the information of
the shareholders of the John Hancock
Regional Bank Fund.

010SA  4/03
       6/03






John Hancock
Small Cap
Equity
Fund

SEMI
ANNUAL
REPORT

4.30.03

Sign up for electronic delivery at
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[A photo of Maureen R. Ford, Chairman and Chief Executive Officer,
flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 29

Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
capital apprecia-
tion by investing
primarily in
stocks of small-
capitalization
companies (in the
capitalization
range of the
Russell 2000
Index).

Over the last six months

* Although the market remained volatile, stocks posted positive gains for the period.

* The Fund focused on high-quality, small-cap companies.

* Consumer discretionary stocks, one of the Fund's heaviest sector concentrations, did especially well.

[Bar chart with heading "John Hancock Small Cap Equity Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 1% with 0% at the bottom and 6% at the top. The first bar represents the 5.60% total return for Class A. The second bar represents the 5.20% total return for Class B. The third bar represents the 5.20% total return for Class C. The fourth bar represents the 5.90% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.4%   i-STAT Corp.
 2.6%   Pride International, Inc.
 2.4%   Cree, Inc.
 2.3%   Cognex Corp.
 2.3%   Headwaters, Inc.
 2.3%   Beazer Homes USA, Inc.
 2.3%   Landstar System, Inc.
 2.3%   Chesapeake Energy Corp.
 2.3%   XM Satellite Radio Holdings, Inc.
 2.2%   Advisory Board Co. (The)

As a percentage of net assets on April 30, 2003.



MANAGERS'
REPORT

BY ALAN E. NORTON, CFA, AND HENRY E. MEHLMAN, CFA, PORTFOLIO MANAGERS

John Hancock
Small Cap Equity Fund


The stock market remained volatile during the six months ended April 30, 2003. Stock prices rallied late last year, led by lower-quality stocks. The market then retreated in the first quarter of 2003, as investors worried about war with Iraq. Quick resolution to the war, positive first-quarter earnings reports, and encouraging economic data helped the Standard & Poor's 500 Index return 4.47% for the six-month period. By comparison, the Standard & Poor's 600 Small Cap Index, a high-quality, small-cap stock index, returned 3.54%. The Russell 2000 Index, a broader measure of small-cap stock performance, returned 7.55%.

FUND PERFORMANCE

We are pleased to report that John Hancock Small Cap Equity Fund enjoyed a strong turnaround. The Fund's Class A, Class B, Class C and Class I shares returned 5.60%, 5.20%, 5.20% and 5.90%, respectively, at net asset value, for the six months ended April 30, 2003. By comparison, the average small-cap fund returned 5.55%, according to Lipper, Inc.1 Keep in mind that your net asset value will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please turn to pages six and seven.

"The stock market
 remained volatile..."

BALANCE, DISCIPLINE AND OPPORTUNITY

We believe our balanced, disciplined and opportunistic approach to investing helped performance. The Fund is balanced across both industry sectors and growth rates. Our investments include a blend of companies that consistently grow earnings per share at different rates -- slower ones at 10% to 15% per year, faster ones above 25%. We focus on high-quality, small-cap companies with seasoned management teams, histories of rising earnings and profitability, strong balance sheets and leading positions in their market niches. As part of our discipline, we trim stocks experiencing excess performance and build positions in laggards. Often we take advantage of opportunities to add stocks that meet our criteria, but may be out of favor with other investors.

[Photos of Alan Norton and Henry Mehlman flush right next to first paragraph.]

GAINS FROM CONSUMER

Consumer discretionary stocks were among our strongest performers. A plethora of opportunities in this sector led us to maintain an above-average stake relative to our benchmark, the Russell 2000 Index. XM Satellite Radio Holdings made a strong comeback after obtaining much-needed financing, announcing strong subscriber growth and developing new products. Pegasus Communications, a rural satellite television operator, also did exceptionally well, as cash flow improved and the company appeared to near settlement of a pending lawsuit. In other areas, top performers included Beazer Homes USA, a homebuilder in the South and Southwest benefiting from continued strong demand, and Landstar System, a trucking company that rallied in anticipation of increased shipments in an improving economy.

"Consumer discretionary
 stocks were among our
 strongest performers."

TILT TOWARD HEALTH CARE AND ENERGY

Our above-average stake in health care -- a sector that we think will do well as America's baby boomers age and demand for products and services increases -- also helped returns. i-STAT, a manufacturer of handheld blood analyzers, posted robust gains, thanks to additional hospital clients, improved sales and new product development. Medicis Pharmaceutical Corp., a leader in dermatological products, also rallied amid news that it had received domestic distribution rights for Restylane, a facial skin filler that is pending approval by the Food and Drug Administration (FDA) in the United States. Charles River Laboratories International and Techne, both of which sell research tools to drug companies, declined, however, amid short-term worries that research spending would drop.

Our above-average stake and strong stock selection in the energy sector also helped performance. Among our biggest investments were Pride International, an oil service company, as well as Chesapeake Energy, an exploration and production company that focuses on expanding natural gas reserves. Both benefited from rising commodity prices and an improved industry outlook.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 13%, the second is Oil & gas 9%, the third Computers 8%, the fourth Media 7%, and the fifth Banks-U.S. 6%.]

DISAPPOINTMENTS IN FINANCIALS AND TECH

Financials somewhat hampered performance. The Fund remained underweight relative to the benchmark as we sought attractive opportunities in more economically sensitive areas. Technology returns, while positive, trailed those of the benchmark due to our focus on higher-quality names, which did not have the same bounce from their bottoms as lower-quality names. We did, however, enjoy strong gains from Euronet Worldwide, which has been very successful with its overseas ATM networks and mobile prepaid accounts. Cognex, which makes visual inspection systems, and Cree, which makes electronic components, also turned in healthy returns related to strong demand.

BUYS AND SELLS

We found several buying opportunities in the industrials area, including Simpson Manufacturing, which makes highly designed building products, and Trex, a company that manufactures low maintenance, nonwood decking alternatives. We cut back on recreational vehicle companies, selling Monaco Coach and reducing Winnebago Industries. Our concerns were that the war with Iraq and economic uncertainty could curtail sales and lead to price cutting. We also further trimmed our bank holdings in preparation for a shift toward more economically sensitive financial names.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is i-STAT followed by an up arrow with the phrase "New business, new products, good operating results." The second listing is Techne Corp. followed by a down arrow with the phrase "Fears of slowdown in spending on drug research." The third listing is XM Satellite Radio Holdings followed by an up arrow with the phrase "Much-needed financing, strong subscriber growth."]

POSITIVE OUTLOOK

We are optimistic about the Fund's prospects because of the companies we own. Most have been in business for at least 40 years; several have been operating for 100 or more. These are companies that have shown -- even in an adverse environment -- that they can grow independently through opportunistic management, new products, and gaining share in their market niches. Any improvement in the stock market or economy will be an added bonus to their business. Going forward, we may take advantage of current valuation opportunities by adding to our stake in companies with faster earnings growth.

"...we may take advantage
 of current valuation oppor
 tunities by adding to our
 stake in companies with
 faster earnings growth."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2003

The index used for
comparison is the
Russell 2000 Index,
an unmanaged index
composed of 2,000
U.S. small-capitalization
stocks.

It is not possible to
invest in an index.


                              Class A      Class B      Class C      Class I 1      Index 1
Inception date                 1-3-94       1-3-94       5-1-98      8-15-01           --

Average annual returns with maximum sales charge (POP)
One year                       -32.23%      -32.72%      -30.57%      -28.13%      -20.76%
Five years                       0.57%        0.56%          --           --        -2.47%
Since inception                  8.04%        7.87%        0.54%      -25.64%          --

Cumulative total returns with maximum sales charge (POP)
Six months                       0.33%        0.20%        3.17%        5.90%        7.55%
One year                       -32.23%      -32.72%      -30.57%      -28.13%      -20.76%
Five years                       2.89%        2.84%          --           --       -11.76%
Since inception                105.59%      102.66%        2.72%      -39.69%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.


GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Russell 2000 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Equity Fund, before sales charge, and is equal to $21,647 as of April 30, 2003. The second line represents the value of the same hypothetical investment made in the John Hancock Small Cap Equity Fund, after sales charge, and is equal to $20,559 as of April 30, 2003. The third line represents the Index and is equal to $17,555 as of April 30, 2003.

                                    Class B 1    Class C  1   Class I 2
Period beginning                     1-3-94       5-1-98      8-15-01
Without sales charge                $20,266      $10,379       $6,031
With maximum sales charge                --      $10,276           --
Index                               $17,555       $8,824       $8,431

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2003
(unaudited)

This schedule is divided into four main categories: common stocks, preferred stocks, warrants and short-term investments. Common stocks, preferred stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES     ISSUER                                                                                               VALUE
COMMON STOCKS 97.01%                                                                                     $400,029,215
(Cost $461,939,019)

Aerospace -- Defense 2.60%                                                                                 10,714,228
  130,000  FLIR Systems, Inc* # +                                                                           6,770,400
  678,800  Innovative Solutions & Support, Inc.*                                                            3,943,828

Automobiles/Trucks 3.59%                                                                                   14,788,800
  122,800  Oshkosh Truck Corp.                                                                              6,876,800
  200,000  Superior Industries International, Inc.                                                          7,912,000

Banks -- United States 6.05%                                                                               24,954,650
  300,000  Boston Private Financial Holdings, Inc.                                                          5,655,000
  200,000  Southwest Bancorp. of Texas, Inc.*                                                               6,796,000
  530,000  Sterling Bancshares, Inc.                                                                        6,310,180
  143,700  Westamerica Bancorp.                                                                             6,193,470

Building 4.85%                                                                                             19,991,638
  135,000  Beazer Homes USA, Inc.* +                                                                        9,483,750
  182,400  Simpson Manufacturing Co., Inc.*                                                                 6,405,888
  100,000  Trex Co., Inc.*                                                                                  4,102,000

Business Services -- Misc. 3.53%                                                                           14,538,611
  245,000  Advisory Board Co. (The)* +                                                                      8,971,900
  300,000  Global Imaging Systems, Inc.*                                                                    5,550,000
  118,735  Student Advantage, Inc.*                                                                             8,311
  120,000  Student Advantage, Inc. (R)                                                                          8,400

Chemicals 4.91%                                                                                            20,238,352
  199,700  Cabot Microelectronics Corp.* # +                                                                8,631,034
   57,815  Foamex International, Inc.                                                                          56,659
  150,000  MacDermid, Inc.                                                                                  3,409,500
  183,981  Minerals Technologies, Inc.                                                                      8,141,159

Computers 8.28%                                                                                            34,164,453
  236,700  Advent Software, Inc.* +                                                                         2,980,053
  500,000  Borland Software Corp.*                                                                          4,535,000
  440,000  Cognex Corp.*                                                                                    9,631,600
  300,000  Emulex Corp.*                                                                                    6,147,000
  200,000  McDATA Corp. (Class A)* +                                                                        2,116,000
  175,000  Open Text Corp.* (Canada)                                                                        5,022,500
  155,000  S1 Corp.*                                                                                          682,000
  590,000  ScanSoft, Inc.* +                                                                                3,050,300

Consumer Products -- Misc. 3.93%                                                                           16,212,731
  209,040  LeapFrog Enterprises, Inc.* +                                                                    5,581,368
  200,000  Nautilus Group, Inc. (The) +                                                                     2,540,000
  369,300  Yankee Candle Co, Inc. (The)* +                                                                  8,091,363

Electronics 5.09%                                                                                          21,011,586
  500,000  Cree, Inc.* # +                                                                                  9,975,000
  125,000  Engineered Support Systems, Inc.                                                                 4,341,250
  297,700  Plexus Corp.*                                                                                    3,030,586
  685,000  Skyworks Solutions, Inc. +                                                                       3,664,750

Energy 2.31%                                                                                                9,512,000
  580,000  Headwaters, Inc.*                                                                                9,512,000

Finance 3.43%                                                                                              14,135,210
  720,000  Euronet Worldwide, Inc.* +                                                                       6,336,000
  220,300  Federal Agricultural Mortgage Corp. (Class C)* +                                                 5,221,110
   70,000  New Century Financial Corp.                                                                      2,578,100

Food 2.67%                                                                                                 10,998,379
  192,200  American Italian Pasta Co. (Class A)* +                                                          8,476,020
  778,700  Galaxy Nutritional Foods, Inc.*                                                                  1,362,725
  662,648  Galaxy Nutritional Foods, Inc.* (r)                                                              1,159,634

Health Care 1.71%                                                                                           7,057,232
  192,400  ResMed, Inc.* +                                                                                  7,057,232

Media 6.87%                                                                                                28,324,762
  378,248  Cumulus Media, Inc. (Class A)* #                                                                 6,520,996
  316,225  Pegasus Communications Corp.* +                                                                  8,525,426
  254,800  Radio One, Inc. (Class D)* +                                                                     3,898,440
  970,000  XM Satellite Radio Holdings, Inc. (Class A)* # +                                                 9,379,900

Medical 12.80%                                                                                             52,769,487
  125,000  Celgene Corp.* # +                                                                               3,326,250
  242,580  Charles River Laboratories International, Inc.*                                                  6,586,047
  383,500  Covance, Inc.*                                                                                   6,799,455
  350,000  HealthTronics Surgical Services, Inc.*                                                           2,803,500
2,733,600  i-STAT Corp.* # +                                                                               18,178,440
  150,000  Medicis Pharmaceutical Corp. (Class A)* # +                                                      8,646,000
  289,500  Techne Corp.* +                                                                                  6,429,795

Oil & Gas 9.44%                                                                                            38,925,610
  294,700  ATP Oil & Gas Corp.*                                                                               913,570
1,166,000  Chesapeake Energy Corp.                                                                          9,397,960
  165,000  Patina Oil & Gas Corp. #                                                                         5,697,450
  260,000  Precision Drilling Corp.* # (Canada)                                                             8,938,800
  677,779  Pride International, Inc.* #                                                                    10,519,130
  135,000  St. Mary Land & Exploration Co. +                                                                3,458,700

Real Estate Investment Trust 0.73%                                                                          3,007,530
   71,100  Alexandria Real Estate Equities, Inc.                                                            3,007,530

Recreational Vehicles 1.80%                                                                                 7,441,020
  201,000  Winnebago Industries, Inc. +                                                                     7,441,020

Retail 2.81%                                                                                               11,611,725
  200,000  California Pizza Kitchen, Inc.* +                                                                4,032,000
  250,500  Hot Topic, Inc.* # +                                                                             6,124,725
  100,000  Shoe Carnival, Inc.*                                                                             1,455,000

Schools/Education 1.61%                                                                                     6,639,550
  145,000  Corinthian Colleges, Inc.* #                                                                     6,639,550

Telecommunications 1.47%                                                                                    6,075,000
  500,000  EMS Technologies, Inc.* (r)                                                                      6,075,000

Transportation 3.84%                                                                                       15,835,560
  152,000  Landstar System, Inc.* #                                                                         9,443,760
  402,000  Pacer International, Inc.*                                                                       6,391,800

Utilities 2.69%                                                                                            11,081,101
  124,937  CH Energy Group, Inc.                                                                            5,253,601
  150,000  Peoples Energy Corp.                                                                             5,827,500

PREFERRED STOCKS 1.00%                                                                                     $4,110,000
(Cost $3,750,000)

Insurance 1.00%
  150,000  United Fire & Casualty Insurance, 6.375%, Ser A                                                  4,110,000

WARRANTS 0.00%                                                                                                     $0
(Cost $0)

Medical 0.00%
  253,475  i-STAT Corp.* (r)                                                                                        0

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE   (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 28.13%                                                                            $115,973,891
(Cost $115,973,891)

Joint Repurchase Agreement 1.20%
Investment in a joint repurchase agreement transaction
with State Street Bank & Trust Co. -- Dated 04-30-03,
due 05-01-03 (Secured by U.S. Treasury Inflation Indexed
Bond, 3.875% due 04-15-29 and U.S. Treasury Inflation
Indexed Notes, 3.000% thru 3.875%, due 01-15-07
thru 07-15-12)                                                                  1.28%          $4,957       4,957,000

                                                                                            SHARES
Cash Equivalents 26.93%
AIM Cash Investment Trust**                                                               111,016,891     111,016,891

TOTAL INVESTMENTS 126.14%                                                                                $520,113,106

OTHER ASSETS AND LIABILITIES, NET (26.14%)                                                              ($107,774,095)

TOTAL NET ASSETS 100.00%                                                                                 $412,339,011


  + All or a portion of this security is on loan on April 30, 2003.

  * Non-income-producing security.

 ** Represents investment of security lending collateral.

  # All or a portion of the security is pledged as collateral for written call options.

(r) Direct placement securities are restricted to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:

                                                                                               VALUE AS A          VALUE
                                                                                               PERCENTAGE          AS OF
                                                                ACQUISITION    ACQUISITION      OF FUND'S      APRIL 30,
  ISSUER, DESCRIPTION                                                  DATE           COST     NET ASSETS           2003
------------------------------------------------------------------------------------------------------------------------
EMS Technologies Inc. --
  common stock                                                     08-22-01     $7,000,000           1.47%    $6,075,000

Galaxy Nutritional Foods, Inc. --
  common stock                                                     09-25-01      3,630,000           0.28      1,159,634

i-STAT Corp. --
  warrants                                                         08-03-01              0           0.00              0
                                                                                                    -----          -----
                                                                                                     1.75%    $7,234,634

(R) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,400 or 0.002% of net assets as of April 30, 2003.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value including $108,780,128
  of securities loaned
  Unaffiliated issuers (cost $492,462,812)                       $486,943,053
  Affiliated issuers (cost $89,200,098)                            33,170,053
Receivable for investments sold                                     6,604,444
Receivable for shares sold                                             82,312
Dividends and interest receivable                                     117,130
Other assets                                                           13,457

Total assets                                                      526,930,449

LIABILITIES
Due to custodian                                                        2,318
Payable for investments purchased                                     950,950
Payable for shares repurchased                                        430,546
Payable for written options (premiums
received $887,597)                                                  1,347,260
Payable for securities on loan                                    111,016,891
Payable to affiliates                                                 668,217
Other payables and accrued expenses                                   175,256

Total liabilities                                                 114,591,438

NET ASSETS
Capital paid-in                                                   813,800,487
Accumulated net realized loss on investments,
  written options and short sales                                (336,161,587)
Net unrealized depreciation of investments
  and written options                                             (62,009,467)
Accumulated net investment loss                                    (3,290,422)

Net assets                                                       $412,339,011

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($186,458,263 [DIV] 15,445,700 shares)                         $12.07
Class B ($157,954,459 [DIV] 13,697,457 shares)                         $11.53
Class C ($54,055,819 [DIV] 4,687,233 shares)                           $11.53
Class I ($13,870,470 [DIV] 1,135,908 shares)                           $12.21

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($12.07 [DIV] 95%)                                           $12.71
Class C ($11.53 [DIV] 99%)                                             $11.65

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends                                                            $970,811
Securities lending income                                             923,982
Interest                                                               36,987

Total investment income                                             1,931,780

EXPENSES
Investment management fee                                           1,455,959
Class A distribution and service fee                                  277,298
Class B distribution and service fee                                  805,697
Class C distribution and service fee                                  282,914
Class A, B and C transfer agent fee                                 1,855,501
Class I transfer agent fee                                             39,580
Interest expense                                                      154,955
Accounting and legal services fee                                      98,010
Registration and filing fee                                            87,254
Custodian fee                                                          51,568
Printing                                                               39,878
Auditing fee                                                           24,163
Miscellaneous                                                          21,804
Trustees' fee                                                          18,026
Legal fee                                                               5,408

Total expenses                                                      5,218,015

Net investment loss                                                (3,286,235)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments (including $12,819,603 net
realized losses on sales of investments
in affiliated issuers)                                            (63,714,856)
Written options                                                       137,199
Short sales                                                        (2,286,058)
Change in net unrealized appreciation
(depreciation) of
Investments                                                        89,125,190
Written options                                                      (459,663)
Short sales                                                           751,963

Net realized and unrealized gain                                   23,553,775

Increase in net assets from operations                            $20,267,540

1 Semiannual period from 11-1-02 through 4-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                          YEAR        PERIOD
                                                         ENDED         ENDED
                                                      10-31-02       4-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                ($9,946,286)  ($3,286,235)

Net realized loss                                 (255,484,638)  (65,863,715)
Change in net unrealized
  appreciation (depreciation)                       17,837,905    89,417,490
Increase (decrease) in net assets
  resulting from operations                       (247,593,019)   20,267,540

Distributions to shareholders
From net realized gain
Class A                                             (3,674,014)           --
Class B                                             (3,098,005)           --
Class C                                             (1,055,095)           --
Class I                                                    (83)           --
                                                    (7,827,197)           --
From Fund share transactions                       (28,770,339)  (61,526,867)

NET ASSETS
Beginning of period                                737,788,893   453,598,338

End of period 2                                   $453,598,338  $412,339,011

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Includes accumulated net investment loss of $4,187 and $3,290,422, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


PERIOD ENDED                               12-31-97    10-31-98 1  10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                        $10.32      $12.27      $10.82      $17.27      $22.07      $16.59      $11.43
Net investment income (loss) 3                 0.06        0.02       (0.09)      (0.18)      (0.18)      (0.16)      (0.07)
Net realized and unrealized
  gain (loss) on investments                   2.52       (1.47)       6.67        6.35       (3.49)      (4.83)       0.71
Total from
  investment operations                        2.58       (1.45)       6.58        6.17       (3.67)      (4.99)       0.64
Less distributions
From net investment income                    (0.03)         --          --          --          --          --          --
From net realized gain                        (0.60)         --       (0.13)      (1.37)      (1.81)      (0.17)         --
                                              (0.63)         --       (0.13)      (1.37)      (1.81)      (0.17)         --
Net asset value,
  end of period                              $12.27      $10.82      $17.27      $22.07      $16.59      $11.43      $12.07
Total return 4 (%)                            25.25 5    (11.82) 5,6  61.39 5     37.75      (18.02)     (30.44)       5.60 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                 $21         $23         $52        $276        $353        $201        $186
Ratio of expenses
  to average net assets (%)                    0.99        1.01 7      1.39        1.36        1.35        1.58        2.16 7
Ratio of adjusted expenses
  to average net assets 8 (%)                  1.59        1.62 7      1.54          --          --          --          --
Ratio of net investment
  income (loss) to average
  net assets (%)                               0.47        0.25 7     (0.67)      (0.77)      (0.95)      (1.00)      (1.23) 7
Portfolio turnover (%)                          140          69         140          36          66          44          15

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                               12-31-97    10-31-98 1  10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                        $10.31      $12.21      $10.71      $16.98      $21.51      $16.02      $10.96
Net investment loss 3                         (0.03)      (0.04)      (0.18)      (0.31)      (0.31)      (0.26)      (0.11)
Net realized and unrealized
  gain (loss) on investments                   2.53       (1.46)       6.58        6.21       (3.37)      (4.63)       0.68
Total from
  investment operations                        2.50       (1.50)       6.40        5.90       (3.68)      (4.89)       0.57
Less distributions
From net realized gain                        (0.60)         --       (0.13)      (1.37)      (1.81)      (0.17)         --
Net asset value,
  end of period                              $12.21      $10.71      $16.98      $21.51      $16.02      $10.96      $11.53
Total return 4 (%)                            24.41 5    (12.29) 5,6  60.33 5     36.73      (18.58)     (30.90)       5.20 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                 $35         $31         $75        $249        $288        $175        $158
Ratio of expenses
  to average net assets (%)                    1.69        1.71 7      2.06        2.06        2.05        2.28        2.86 7
Ratio of adjusted expenses
  to average net assets 8 (%)                  2.29        2.32 7      2.21          --          --          --          --
Ratio of net investment loss
  to average net assets (%)                   (0.24)      (0.45) 7    (1.34)      (1.38)      (1.65)      (1.70)      (1.93) 7
Portfolio turnover (%)                          140          69         140          36          66          44          15

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                               10-31-98 9  10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                        $13.39      $10.71      $16.97      $21.51      $16.02      $10.96
Net investment loss 3                         (0.03)      (0.19)      (0.34)      (0.30)      (0.26)      (0.11)
Net realized and unrealized
  gain (loss) on investments                  (2.65)       6.58        6.25       (3.38)      (4.63)       0.68
Total from
  investment operations                       (2.68)       6.39        5.91       (3.68)      (4.89)       0.57
Less distributions
From net realized gain                           --       (0.13)      (1.37)      (1.81)      (0.17)         --
Net asset value,
  end of period                              $10.71      $16.97      $21.51      $16.02      $10.96      $11.53
Total return 4 (%)                           (20.01) 5,6  60.24 5     36.82      (18.58)     (30.90)       5.20 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                  -- 10       $4         $49         $96         $63         $54
Ratio of expenses to
  average net assets (%)                       1.71 7      2.09        2.07        2.05        2.28        2.86 7
Ratio of adjusted expenses to
  average net assets 8 (%)                     2.32 7      2.25          --          --          --          --
Ratio of net investment
  loss to average net assets (%)              (0.54) 7    (1.43)      (1.50)      (1.62)      (1.70)      (1.94) 7
Portfolio turnover (%)                           69         140          36          66          44          15

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                               10-31-01 9  10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                        $20.44      $16.61      $11.53
Net investment loss 3                            -- 11    (0.09)      (0.03)
Net realized and unrealized gain
  (loss) on investments                       (3.83)      (4.82)       0.71
Total from
  investment operations                       (3.83)      (4.91)       0.68
Less distributions
From net realized gain                           --       (0.17)         --
Net asset value,
  end of period                              $16.61      $11.53      $12.21
Total return 4 (%)                           (18.74) 6   (29.91)       5.90 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                  -- 10      $14         $14
Ratio of expenses to
  average net assets (%)                       0.87 7      1.28        1.53 7
Ratio of net investment
  loss to average net assets (%)              (0.06) 7    (0.69)      (0.60) 7
Portfolio turnover (%)                           66          44          15

 1 Effective 10-31-98, the fiscal year end changed from December 31 to October 31.

 2 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

 3 Based on the average of the shares outstanding.

 4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 6 Not annualized.

 7 Annualized.

 8 Does not take into consideration expense reductions during the periods shown.

 9 Class C and Class I shares began operations on 5-1-98 and 8-15-01, respectively.

10 Less than $500,000.

11 Less than $0.01.


See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Small Cap Equity Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003. The Fund incurred $154,955 of interest expense primarily due to interest on cash collateral received from the broker in respect to the Fund's short sales.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties. At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.


Written options for the period ended April 30, 2003, were as follows:

                                    NUMBER OF CONTRACTS   PREMIUMS RECEIVED
----------------------------------------------------------------------------
Outstanding, beginning of period                     --                  --
Options written                                   9,718          $1,178,576
Option closed                                    (2,160)           (274,060)
Options expired                                    (410)            (16,919)
Outstanding, end of period                        7,148            $887,597




Summary of written options outstanding on April 30, 2003:

NAME OF                             NUMBER OF       EXERCISE             EXPIRATION
ISSUER                              CONTRACTS          PRICE                   DATE          VALUE
---------------------------------------------------------------------------------------------------
CALLS
Cabot Microelectronics Corp.              200          $45.0          June 23, 2003         $47,000
Cabot Microelectronics Corp.              300           50.0          June 23, 2003          30,000
Celgene Corp.                             200           30.0          July 21, 2003          23,000
Corinthian Colleges Inc.                  278           40.0           May 19, 2003         172,360
Corinthian Colleges Inc.                  200           40.0          June 23, 2003          52,000
Cree Research Inc.                        500           20.0           May 19, 2003          50,000
Cree Research Inc.                        700           22.5          June 23, 2003          56,000
Cumulus Media Inc.                        200           17.5          June 23, 2003           9,000
Cumulus Media Inc.                        400           17.5          July 21, 2003          58,000
Flir Systems Inc.                         210           50.0           May 19, 2003          58,800
Hot Topic Inc.                            110           25.0          June 23, 2003          12,100
i-STAT Corp.                              400            5.0          July 21, 2003          64,000
Landstar System Inc.                      200           60.0           May 19, 2003          56,000
Medicis Pharmaceutical Corp.              200           55.0           May 19, 2003          54,000
Patina Oil & Gas Corp.                    250           35.0          June 23, 2003          30,000
Precision Drilling Inc.                   400           35.0           May 19, 2003          26,000
Pride International, Inc.                 400           15.0          June 23, 2003          52,000
XM Satellite Holdings Inc.                300            7.5           May 19, 2003          66,000
XM Satellite Holdings Inc.                300           10.0          June 23, 2003          30,000
XM Satellite Holdings Inc.                400            7.5          June 23, 2003         116,000
XM Satellite Holdings Inc.              1,000            7.5          July 21, 2003         285,000

Total                                                                                    $1,347,260


Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2003, the Fund loaned securities having a market value of $108,780,128 collateralized by cash in the amount of $111,016,891. The cash collateral was invested in a short-term instrument.

Short sales

The Fund, in "selling short," sells borrowed securities which must at some date be repurchased and returned to the lender. The risk associated with this practice is that, if the market value of securities sold short increases, the Fund may realize losses upon repurchase at prices which may exceed the prices used in determining the liability on the statement of assets and liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short positions except at prices above those previously quoted in the market. At April 30, 2003, there were no open positions in short sales.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $268,998,018 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $3,417,853 and December 31, 2010 -- $265,580,165.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.70% of the Fund's average daily net asset value.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $102,898 with regard to sales of Class A shares. Of this amount, $6,368 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $88,561 was paid as sales commissions to unrelated broker-dealers and $7,969 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $23,468 with regard to sales of Class C shares. Of this amount, $23,049 was paid as sales commissions to unrelated broker-dealers and $419 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $350,220 for Class B shares and $15,157 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each Class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus certain out-of-pocket expenses attributable to Class I shares.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.05% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganization, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                     YEAR ENDED 10-31-02           PERIOD ENDED 4-30-03 1
                                 SHARES           AMOUNT        SHARES           AMOUNT
CLASS A SHARES
Sold                         11,355,090     $191,507,864     3,155,998      $36,211,817
Distributions reinvested        173,657        3,056,360            --               --
Repurchased                 (15,247,199)    (237,001,246)   (5,283,959)     (59,897,734)
Net decrease                 (3,718,452)    ($42,437,022)   (2,127,961)    ($23,685,917)

CLASS B SHARES
Sold                          5,978,923     $101,838,752       486,740       $5,351,512
Distributions reinvested        137,516        2,336,393            --               --
Repurchased                  (8,151,754)    (116,147,090)   (2,765,910)     (30,167,040)
Net decrease                 (2,035,315)    ($11,971,945)   (2,279,170)    ($24,815,528)

CLASS C SHARES
Sold                          3,064,854      $51,824,102       247,161       $2,723,920
Distributions reinvested         45,584          774,471            --               --
Repurchased                  (3,326,197)     (46,127,087)   (1,346,571)     (14,680,462)
Net increase (decrease)        (215,759)      $6,471,486    (1,099,410)    ($11,956,542)

CLASS I SHARES
Sold                            145,325       $1,752,207       207,144       $2,399,982
Issued in reorganization      1,729,337       24,698,560            --               --
Repurchased                    (647,286)      (7,283,625)     (299,101)      (3,468,862)
Net increase (decrease)       1,227,376      $19,167,142       (91,957)     ($1,068,880)

NET DECREASE                 (4,742,150)    ($28,770,339)   (5,598,498)    ($61,526,867)

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $63,697,069 and $149,470,698, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $582,504,884. Gross unrealized appreciation and depreciation of investments aggregated $43,789,102 and $106,180,880, respectively, resulting in net unrealized depreciation of $62,391,778. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the period ended April 30, 2003, is set forth below.

                                         BEGINNING       ENDING
                                             SHARE        SHARE          REALIZED       DIVIDEND           ENDING
AFFILIATE                                   AMOUNT       AMOUNT          LOSS           INCOME              VALUE
Galaxy Nutritional Foods, Inc.
bought: none
sold: none                                 778,700      778,000                --       --             $1,362,725

Galaxy Nutritional Foods, Inc. (r)
bought: none
sold: none                                 662,648      662,648                --       --              1,159,634

i-STAT Corp. bought: none
sold: 74,500 shares at $409,858          2,808,100    2,733,600       ($1,007,318)      --             18,178,440

Innovation Solutions & Support, Inc.
bought: none
sold: 421,200 shares at $2,424,103       1,100,000      678,800        (3,134,056)      --              3,943,828

Pegasus Communications Corp.
bought: none
sold: 39,800 shares at $945,134          3,560,250      316,225 1      (8,678,229)      --              8,525,426

Totals                                                               ($12,819,603)      --            $33,170,053

  1 Shares adjusted for 1-for-10 stock split effective 1-2-03.

(r) Direct placement securities are restricted as to resale.


NOTE F
Reorganization

On June 19, 2002, the shareholders of the John Hancock Small Cap Equity Fund Y ("Small Cap Equity Y") approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Small Cap Equity Y in exchange solely for Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 1,729,337 Class I shares of the Fund for the net assets of the Small Cap Equity Y, which amounted to $24,698,560, including $7,698,701 of unrealized depreciation, after the close of business on June 28, 2002.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



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FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

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                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

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                                  Charlestown, MA 02129

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This report is for the information of
the shareholders of the John Hancock
Small Cap Equity Fund.

370SA  4/03
       6/03






John Hancock
Financial
Industries
Fund

SEMI
ANNUAL
REPORT

4.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25


Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
capital apprecia
tion by investing
primarily in stocks
of U.S. and foreign
financial services
companies.

Over the last six months

* The stock market advanced amid volatility caused by economic and war concerns.

* Financial stocks performed in line with the market, but bank stocks lagged for the first time in several years.

* Financial companies with strong mortgage banking and fixed-income businesses had the best gains.

[Bar chart with heading "John Hancock Financial Industries Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 0.5% with -0.5% at the bottom and 1.0% at the top. The first bar represents the 0.14% total return for Class A. The second bar represents the -0.22% total return for Class B. The third bar represents the -0.22% total return for Class C. The fourth bar represents the 0.49% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 6.9%   Bank of America Corp.
 6.6%   Wells Fargo & Co.
 6.2%   Citigroup, Inc.
 6.2%   American International Group, Inc.
 4.9%   American Express Co.
 4.7%   J.P. Morgan Chase & Co.
 4.5%   Marsh & McLennan Cos., Inc.
 3.7%   Goldman Sachs Group, Inc. (The)
 3.2%   Wachovia Corp.
 3.0%   Lehman Brothers Holdings, Inc.

As a percentage of net assets on April 30, 2003.



BY JAMES K. SCHMIDT, CFA, AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

John Hancock
Financial Industries Fund

MANAGERS'
REPORT

Stocks advanced over the last six months, but the period was volatile, fueled by concerns about the weak economy, its impact on corporate earnings and the war in Iraq. When the period began last November, stocks were rebounding from a summer sell-off. The market stalled shortly into the new year as fears grew leading up to the war in mid-March. April saw another rally as the war wound down and corporate earnings were better than expected. For the six months ended April 30, 2003, the broad market, as measured by the Standard & Poor's 500 Index, returned 4.47%.

Financial stocks performed in line with the market, with the more market-sensitive, higher-risk companies, such as brokerage firms, producing the best results, moving up off of a low base. By contrast, regional banks, after running up strongly for the last two years and leading the financial pack, did less well this period.

"Financial stocks
 performed in line
 with the market..."

FUND PERFORMANCE

For the six months ended April 30, 2003, John Hancock Financial Industries Fund's Class A, Class B, Class C and Class I shares posted total returns of 0.14%, --0.22%, --0.22% and 0.49%, respectively, at net asset value. That compared with the 4.95% return of the average financial services fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

The Fund continues to be positioned as more of a large-cap, growth-oriented fund than a number of others in the Lipper financial services group. In this period, the trend of small caps outperforming large-cap stocks continued, and we believe that contributed to our relative underperformance.

[Photos of Jim Schmidt and Tom Goggins flush right next to first paragraph.]

MORTGAGE BANKING AND BOND TRADING RULE

The best performance came from companies that had an emphasis on mortgage banking and fixed-income activities, such as bond trading, which flourished as investors shunned equities and bought bonds.
Mortgage banking remained strong as low interest rates prompted individuals and corporations to refinance their homes and balance sheets. Low rates also caused companies needing to raise capital to turn to the bond market rather than the still-weak equity IPO market, generating record bond issuance.

"The best performance
 came from companies that
 had an emphasis on mort-
 gage banking and
 fixed-income activities..."

The Fund's holdings that best fit these characteristics were among our top performers, including investment banker Lehman Brothers, asset manager BlackRock, government- sponsored mortgage lender Fannie Mae, and regional banks First Tennessee National, Washington Mutual and Golden West Financial. J.P. Morgan Chase was among our biggest contributors as it produced better-than-expected results in the first quarter, including strong fixed-income and mortgage businesses and an improvement in its commercial credit line. These positives, along with lessening fears about financial scandals, lifted its stock price from last year's depressed levels.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Banks 47%, the second is Insurance 21%, the third Finance 17%, the fourth Broker services 9%, and the fifth Mortgage & real estate services 4%.]

INSURANCE STAYS STRONG

We continued to see good results from some of our insurers, such as reinsurer RenaissanceRe Holdings, which benefited from both a benign period for catastrophes and the extremely firm pricing cycle that continues. Arch Capital Group, a new Bermuda-based property and casualty insurer, also did well as it continued to write new business at the higher rates, without being saddled with problem historical business.

SEVERAL TOP HOLDINGS STUMBLE

On the downside, we experienced disappointments among several of our larger holdings. State Street pre-announced lower-than-expected earnings, and that also hit the stocks of similar, more market-sensitive names such as Mellon Financial, which we sold. Credit card company MBNA struggled with increased scrutiny by federal regulators regarding credit quality and its installment loan portfolio. We eliminated our stake.

Fifth Third Bancorp, which has been a longstanding top performer, had issues with regulators surrounding its operational infrastructure. We are maintaining our position because we believe Fifth Third has a strong balance sheet and the ability to produce double-digit earnings growth.

VALUATIONS: FROM PREMIUM TO NORM

Along with Fifth Third, several of our other bank holdings, including Wells Fargo, Bank One and National Commerce, also suffered from compression in their price-to-earnings ratios, which brought their valuations down from trading at a premium to being more in line with their group.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Legg Mason followed by an up arrow with the phrase "Low rates boost fixed income and asset management business." The second listing is FleetBoston Financial followed by an up arrow with the phrase "Rebound in Latin American and credit-card businesses." The third listing is MBNA followed by a down arrow with the phrase "Increased scrutiny of all credit card issuers."]

Insurance giant American International Group, which had historically traded at a significant premium to its group, also saw its valuation cut. With last year's headline issues behind it, AIG's stock was hit early this year after it took a large charge for reserves related to Directors and Officers liability surrounding some high-profile Internet names that went bust in 1998 to 2001. We sold Bank One and National Commerce, but kept AIG, because we believe it remains one of the largest and best non-life insurers and is currently seeing significant price increases in D&O insurance.

"We remain optimistic
 about the prospects for
 financial stocks..."

OUTLOOK

We remain optimistic about the prospects for financial stocks, especially those financial companies that can benefit from an improving economy and stock market, such as brokers, asset managers and trust and processing banks. In the regional bank area, we believe that earnings and stock performance will be very company specific, as some managements better navigate their companies through a potential slow-growth period ahead.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2003

Two indexes are used
for comparison. The
Standard & Poor's 500
Index, Index 1, is an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Standard & Poor's
Financial Index,
Index 2, an unman-
aged index designed to
measure the financial
sector of the S&P 500.

It is not possible to
invest in an index.

                   Class A      Class B      Class C      Class I 1    Index 1
Inception date     3-14-96      1-14-97       3-1-99       3-1-01          --

Average annual returns with maximum sales charge (POP)
One year           -17.21%      -17.77%      -15.16%      -12.30%      -13.30%
Five years          -3.94%       -3.99%          --           --        -2.42%
Since inception      8.29%        3.56%       -2.56%       -9.84%          --

Cumulative total returns with maximum sales charge (POP)
Six months          -4.86%       -5.21%       -2.20%        0.49%        4.47%
One year           -17.21%      -17.77%      -15.16%      -12.30%      -13.30%
Five years         -18.22%      -18.43%          --           --       -11.54%
Since inception     76.41%       24.65%      -10.22%      -20.08%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 2 and is equal to $22,546 as of April 30, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Financial Industries Fund, before sales charge, and is equal to $18,575 as of April 30, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock Financial Industries Fund, after sales charge, and is equal to $17,641 as of April 30, 2003. The fourth line represents Index 1 and is equal to $15,996 as of April 30, 2003.

                                    Class B 1    Class C 1    Class I 2
Period beginning                    1-14-97       3-1-99       3-1-01
Without sales charge                $12,465       $9,070       $7,992
With maximum sales charge                --       $8,979           --
Index 1                             $13,578       $7,844       $7,647
Index 2                             $17,884      $10,469       $8,884

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2003
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


SHARES     ISSUER                                                                                               VALUE
COMMON STOCKS 100.11%                                                                                  $1,290,924,681
(Cost $1,134,854,664)

Banks -- Foreign 0.30%                                                                                      3,869,848
  450,000  Banca Nazionale del Lavoro SpA* (Italy)                                                            729,192
  145,000  Banco Bilbao Vizcaya Argentaria SA (Spain)                                                       1,459,612
    8,000  Julius Baer Holding Ltd. (Switzerland)                                                           1,681,044

Banks -- Midwest 4.30%                                                                                     55,437,491
  722,715  Charter One Financial, Inc.                                                                     20,994,871
  698,775  Fifth Third Bancorp                                                                             34,442,620

Banks -- Money Center 10.82%                                                                              139,525,275
2,025,593  Citigroup, Inc.                                                                                 79,504,525
2,045,000  J.P. Morgan Chase & Co.                                                                         60,020,750

Banks -- Northeast 4.03%                                                                                   52,025,182
  309,000  M&T Bank Corp.                                                                                  26,101,230
  740,050  State Street Corp. +                                                                            25,923,952

Banks -- Southeast 4.73%                                                                                   61,051,200
  400,000  Compass Bancshares, Inc.                                                                        13,488,000
  350,000  First Tennessee National Corp.                                                                  15,330,000
1,200,000  SouthTrust Corp. +                                                                              32,233,200

Banks -- Superregional 21.85%                                                                             281,720,080
1,201,600  Bank of America Corp. +                                                                         88,978,480
1,210,000  FleetBoston Financial Corp. +                                                                   32,089,200
  475,000  National City Corp.                                                                             14,231,000
  915,000  U.S. Bancorp                                                                                    20,267,250
1,085,000  Wachovia Corp.                                                                                  41,457,850
1,755,000  Wells Fargo & Co.                                                                               84,696,300

Banks -- West 0.76%                                                                                         9,854,000
  200,000  Zions Bancorp. +                                                                                 9,854,000

Broker Services 9.45%                                                                                     121,834,150
  370,000  Bear Stearns Cos., Inc. (The)                                                                   24,730,800
  627,000  Goldman Sachs Group, Inc. (The)                                                                 47,589,300
  615,000  Lehman Brothers Holdings, Inc. +                                                                38,726,550
1,250,000  Schwab (Charles) Corp. (The) +                                                                  10,787,500

Business Services -- Misc. 0.49%                                                                            6,350,400
  180,000  ChoicePoint, Inc.*                                                                               6,350,400

Diversified Operation 1.06%                                                                                13,694,250
  465,000  General Electric Co.                                                                            13,694,250

Finance -- Consumer Loans 5.49%                                                                            70,740,025
1,661,320  American Express Co.                                                                            62,897,575
  385,000  CIT Group, Inc.                                                                                  7,842,450

Finance -- Investment Management 7.69%                                                                     99,098,380
   75,000  Affiliated Managers Group, Inc.*                                                                 3,473,250
  100,000  Alliance Capital Management Holding L.P. +                                                       3,188,000
  308,000  BlackRock, Inc. *                                                                               14,007,840
  150,000  LaBranche & Co., Inc. +                                                                          2,487,000
  705,300  Legg Mason, Inc.                                                                                38,297,790
  590,000  Merrill Lynch & Co., Inc. +                                                                     24,219,500
  300,000  Morgan Stanley                                                                                  13,425,000

Finance -- Savings & Loan 3.13%                                                                            40,419,500
  350,000  Golden West Financial Corp.                                                                     26,397,000
  355,000  Washington Mutual, Inc.                                                                         14,022,500

Finance -- Services Misc. 1.08%                                                                            13,926,650
  355,000  First Data Corp. +                                                                              13,926,650

Insurance -- Brokers 5.18%                                                                                 66,756,592
1,227,400  Marsh & McLennan Cos., Inc.                                                                     58,522,432
  264,000  Willis Group Holdings Ltd.                                                                       8,234,160

Insurance -- Diversified 0.25%                                                                              3,201,817
   70,900  Converium Holding AG* (Switzerland)                                                              3,201,817

Insurance -- Life 1.11%                                                                                    14,337,500
  370,000  Torchmark Corp.                                                                                 14,337,500

Insurance -- Multi Line 2.54%                                                                              32,705,731
    4,700  Allianz AG (Germany)                                                                               330,447
  470,000  Allstate Corp. (The)                                                                            17,761,300
   90,000  Axa SA (France)                                                                                  1,366,984
  325,000  Hartford Financial Services Group, Inc. (The) +                                                 13,247,000

Insurance -- Property & Casualty 11.98%                                                                   154,504,460
1,369,768  American International Group, Inc. +                                                            79,378,056
  270,000  Arch Capital Group Ltd. +                                                                        9,398,700
    4,500  Berkshire Hathaway, Inc.*                                                                       10,494,000
  522,600  RenaissanceRe Holdings Ltd. (Bermuda)                                                           23,145,954
  258,000  Transatlantic Holdings, Inc.                                                                    17,544,000
  895,000  Travelers Property Casualty Corp. (Class B)                                                     14,543,750

Mortgage & Real Estate Services 3.87%                                                                      49,872,150
  385,000  Fannie Mae                                                                                      27,870,150
  380,000  Freddie Mac                                                                                     22,002,000

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 7.22%                                                                              $93,160,273
(Cost $93,160,273)

Joint Repurchase Agreement 0.54%
Investment in a joint repurchase agreement transaction
with State Street Bank & Trust Co. -- Dated 04-30-03,
due 05-01-03 (Secured by U.S. Treasury Inflation Indexed
Bond 3.875% due 04-15-29, U.S. Treasury Inflation
Indexed Notes 3.375% due 01-15-07 and 3.000%
due 07-15-12)                                                                   1.280%         $7,010       7,010,000


                                                                                               SHARES
Cash Equivalents 6.68%
AIM Cash Investment Trust**                                                                86,150,273      86,150,273

TOTAL INVESTMENTS 107.33%                                                                              $1,384,084,954

OTHER ASSETS AND LIABILITIES, NET (7.33%)                                                                ($94,557,220)

TOTAL NET ASSETS 100.00%                                                                               $1,289,527,734


 + All or a portion of this security is on loan as of April 30, 2003.

 * Non-income-producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES


April 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $1,228,014,937)
  including $84,806,846 of securities loaned                   $1,384,084,954
Cash                                                                      247
Receivable for investments sold                                     2,361,399
Receivable for shares sold                                             94,506
Dividends and interest receivable                                   1,262,262
Other assets                                                           81,938

Total assets                                                    1,387,885,306

LIABILITIES
Payable for investments purchased                                   8,670,551
Payable for shares repurchased                                      1,741,921
Payable for securities on loan                                     86,150,273
Payable to affiliates                                               1,525,137
Other payables and accrued expenses                                   269,690

Total liabilities                                                  98,357,572

NET ASSETS
Capital paid-in                                                 1,268,770,157
Accumulated net realized loss
  on investments and foreign currency transactions               (133,543,516)
Net unrealized appreciation of investments
  and translation of assets and liabilities
  in foreign currencies                                           156,105,934
Accumulated net investment loss                                    (1,804,841)

Net assets                                                     $1,289,527,734

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($318,683,458 [DIV] 22,305,908 shares)                         $14.29
Class B ($935,326,713 [DIV] 67,543,605 shares)                         $13.85
Class C ($34,445,030 [DIV] 2,488,704 shares)                           $13.84
Class I ($1,072,533 [DIV] 74,136 shares)                               $14.47

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($14.29 [DIV] 95%)                                           $15.04
Class C ($13.84 [DIV] 99%)                                             $13.98

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2003
(unaudited)1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $8,464)            $12,081,632
Interest (including securities lending income of $136,344)            214,319

Total investment income                                            12,295,951

EXPENSES
Investment management fee                                           5,050,990
Class A distribution and service fee                                  484,064
Class B distribution and service fee                                4,773,453
Class C distribution and service fee                                  177,358
Class A, B and C transfer agent fee                                 2,953,961
Class I transfer agent fee                                                250
Accounting and legal services fee                                     280,776
Custodian fee                                                         114,224
Trustees' fee                                                          55,325
Miscellaneous                                                          52,294
Printing                                                               52,017
Registration and filing fee                                            41,270
Auditing fee                                                           16,786
Legal fee                                                               8,284
Interest expense                                                        3,986

Total expenses                                                     14,065,038

Net investment loss                                                (1,769,087)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on
Investments                                                       (62,778,774)
Foreign currency transactions                                         (80,813)
Change in net unrealized appreciation (depreciation) of
Investments                                                        55,721,615
Translation of assets and liabilities in foreign currencies            16,005

Net realized and unrealized loss                                   (7,121,967)

Decrease in net assets from operations                            ($8,891,054)


1 Semiannual period from 11-1-02 through 4-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                  YEAR             PERIOD
                                                 ENDED              ENDED
                                              10-31-02            4-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                        ($7,448,622)       ($1,769,087)
Net realized loss                          (57,516,510)       (62,859,587)
Change in net unrealized
  appreciation (depreciation)              (19,243,479)        55,737,620

Decrease in net assets resulting
  from operations                          (84,208,611)        (8,891,054)

Distributions to shareholders
From net realized gain
Class A                                    (10,796,154)                --
Class B                                    (33,903,286)                --
Class C                                     (1,285,820)                --
Class I                                        (21,082)                --
                                           (46,006,342)                --
From Fund share transactions              (375,701,463)      (157,364,745)

NET ASSETS
Beginning of period                      1,961,699,949      1,455,783,533

End of period 2                         $1,455,783,533     $1,289,527,734

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.
2 Includes accumulated net investment loss of $35,754 and $1,804,841, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $14.26      $14.80      $15.92      $20.15      $15.38      $14.27
Net investment income 2                                   0.15        0.10        0.03        0.03        0.02        0.02
Net realized and unrealized
  gain (loss) on investments                              0.52        1.18        4.20       (4.80)      (0.77)         --
Total from
  investment operations                                   0.67        1.28        4.23       (4.77)      (0.75)       0.02
Less distributions
From net investment income                               (0.11)      (0.14)         --          --          --          --
In excess of net investment income                          --       (0.02)         --          --          --          --
From net realized gain                                   (0.02)         --          --          --       (0.36)         --
                                                         (0.13)      (0.16)         --          --       (0.36)         --
Net asset value,
  end of period                                         $14.80      $15.92      $20.15      $15.38      $14.27      $14.29
Total return 3 (%)                                        4.66        8.69       26.57      (23.67)      (5.19) 4     0.14 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $862        $659        $701        $468        $357        $319
Ratio of expenses
  to average net assets (%)                               1.37        1.39        1.40        1.37        1.50        1.61 6
Ratio of adjusted expenses
  to average net assets 7 (%)                               --          --          --          --        1.51          --
Ratio of net investment
  income to average net assets (%)                        0.92        0.62        0.21        0.16        0.13        0.26 6
Portfolio turnover (%)                                      30          40          48         135          70          76

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $14.18      $14.70      $15.81      $19.88      $15.07      $13.88
Net investment income (loss) 2                            0.03       (0.01)      (0.07)      (0.09)      (0.09)      (0.03)
Net realized and unrealized
  gain (loss) on investments                              0.54        1.17        4.14       (4.72)      (0.74)         --
Total from
  investment operations                                   0.57        1.16        4.07       (4.81)      (0.83)      (0.03)
Less distributions
From net investment income                               (0.03)      (0.04)         --          --          --          --
In excess of net investment income                          --       (0.01)         --          --          --          --
From net realized gain                                   (0.02)         --          --          --       (0.36)         --
                                                         (0.05)      (0.05)         --          --       (0.36)         --
Net asset value,
  end of period                                         $14.70      $15.81      $19.88      $15.07      $13.88      $13.85
Total return 3 (%)                                        3.95        7.93       25.74      (24.20)      (5.85) 4    (0.22) 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                         $2,603      $2,163      $2,148      $1,438      $1,058        $935
Ratio of expenses
  to average net assets (%)                               2.07        2.07        2.05        2.03        2.20        2.31 6
Ratio of adjusted expenses
  to average net assets 7 (%)                               --          --          --          --        2.21          --
Ratio of net investment income
  (loss) to average net assets (%)                        0.22       (0.07)      (0.44)      (0.50)      (0.57)      (0.44) 6
Portfolio turnover (%)                                      30          40          48         135          70          76

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 8  10-31-00    10-31-01    10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $15.60      $15.81      $19.87      $15.06      $13.87
Net investment loss 2                                       -- 9     (0.10)      (0.09)      (0.09)      (0.03)
Net realized and unrealized
  gain (loss) on investments                              0.21        4.16       (4.72)      (0.74)         --
Total from
  investment operations                                   0.21        4.06       (4.81)      (0.83)      (0.03)
Less distributions
From net realized gain                                      --          --          --       (0.36)         --
Net asset value,
  end of period                                         $15.81      $19.87      $15.06      $13.87      $13.84
Total return 3 (%)                                        1.35 5     25.68      (24.21)      (5.85) 4    (0.22) 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $5         $58         $54         $40         $34
Ratio of expenses
  to average net assets (%)                               2.06 6      2.10        2.07        2.20       2.316
Ratio of adjusted expenses
  to average net assets 7 (%)                               --          --          --        2.21          --
Ratio of net investment loss
  to average net assets (%)                              (0.14) 6    (0.57)      (0.52)      (0.57)      (0.44) 6
Portfolio turnover (%)                                      40          48         135          70          76

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          10-31-01 8  10-31-02     4-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $18.50      $15.42      $14.40
Net investment income 2                                   0.09        0.12        0.07
Net realized and unrealized
  loss on investments                                    (3.17)      (0.78)         --
Total from
  investment operations                                  (3.08)      (0.66)       0.07
Less distributions
From net realized gain                                      --       (0.36)         --
Net asset value,
  end of period                                         $15.42      $14.40      $14.47
Total return 3 (%)                                      (16.65) 5    (4.58) 4     0.49 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $1          $1          $1
Ratio of expenses
  to average net assets (%)                               0.88 6      0.89        0.91 6
Ratio of adjusted expenses
  to average net assets 7 (%)                               --        0.90          --
Ratio of net investment income
  to average net assets (%)                               0.73 6      0.74        0.94 6
Portfolio turnover (%)                                     135          70          76

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the period shown.

8 Class C and Class I shares began operations on 3-1-99 and 3-1-01, respectively.

9 Less than $0.01 per share.


See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Financial Industries Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2003, the Fund loaned securities having a market value of $84,806,846 collateralized by cash in the amount of $86,150,273. The cash collateral was invested in a short-term instrument.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $68,033,805 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires October 31, 2010.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $102,242 with regard to sales of Class A shares. Of this amount, $14,052 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $61,172 was paid as sales commissions to unrelated broker-dealers and $27,018 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $9,281 with regard to sales of Class C shares. Of this amount, $9,017 was paid as sales commissions to unrelated broker-dealers and $264 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $1,402,588 for Class B shares and $2,691 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each Class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus certain out-of-pocket expenses attributable to Class I shares.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.04% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                 YEAR ENDED 10-31-02         PERIOD ENDED 4-30-03 1
                              SHARES          AMOUNT       SHARES          AMOUNT
CLASS A SHARES
Sold                       2,845,266     $44,774,888      841,853     $11,698,982
Distributions reinvested     547,492       8,962,451           --              --
Repurchased               (8,860,594)   (136,216,467)  (3,519,154)    (48,340,965)
Net decrease              (5,467,836)   ($82,479,128)  (2,677,301)   ($36,641,983)

CLASS B SHARES
Sold                       3,639,104     $56,867,790      783,142     $10,578,901
Distributions reinvested   1,366,656      21,907,493           --              --
Repurchased              (24,218,874)   (362,071,178)  (9,468,080)   (125,984,511)
Net decrease             (19,213,114)  ($283,295,895)  (8,684,938)  ($115,405,610)

CLASS C SHARES
Sold                         490,703      $7,733,725      102,986      $1,404,186
Distributions reinvested      59,956         959,895           --              --
Repurchased               (1,275,399)    (19,002,302)    (499,416)     (6,649,658)
Net decrease                (724,740)   ($10,308,682)    (396,430)    ($5,245,472)

CLASS I SHARES 2
Sold                          82,065      $1,285,069       18,418        $255,291
Distributions reinvested       1,284          21,082           --              --
Repurchased                  (60,979)       (923,909)     (23,415)       (326,971)
Net increase (decrease)       22,370        $382,242       (4,997)       ($71,680)

NET DECREASE             (25,383,320)  ($375,701,463) (11,763,666)  ($157,364,745)

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.
2 Class I shares began operations on 3-1-01.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $538,485,466 and $680,740,987, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $1,230,217,676. Gross unrealized appreciation and depreciation of investments aggregated $180,780,917 and $26,913,639, respectively, resulting in net unrealized appreciation of $153,867,278. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales and and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Financial Industries Fund.

700SA  4/03
       6/03



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
      -----------------------
      Maureen R. Ford
      Chairman, President and Chief Executive Officer

Date:    June 24, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
      -----------------------
      Maureen R. Ford
      Chairman, President and Chief Executive Officer

Date:    June 24, 2003




By:
      -----------------------
      Richard A. Brown
      Senior Vice President and Chief Financial Officer


Date:    June 24, 2003